Equity (Details) - Schedule of Equity Interest - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Lifezone Holdings Limited [Member]
Lifezone Holding Limited
Number of ordinary shares in issue		58,300,082
Nominal average value per ordinary per share		$ 0.0001
Nominal value of ordinary total shares		$ 3,101
Lifezone Metals Limited [Member]
Lifezone Holding Limited
Number of ordinary shares in issue	78,269,952
Nominal average value per ordinary per share	$ 0.0001
Nominal value of ordinary total shares	$ 7,828